CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB 6,892 and RMB 11,765 as of December 31, 2020 and 2021, respectively)	¥ 240,815	$ 37,789	¥ 466,705
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB 6,156 and RMB 14,262 as of December 31, 2020 and 2021, respectively)	20,680	3,245	6,228
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB 42,874 and RMB 18,727 as of December 31, 2020 and 2021, respectively)	370,531	58,142	411,944
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB 929 and RMB 1,005 as of December 31, 2020 and 2021, respectively)	16,747	2,628	18,686
Lease liabilities due within one year (including lease liabilities of the consolidated VIEs without recourse to the Group of nil and RMB 74 as of December 31, 2020 and 2021, respectively)	214,843	33,714	215,300
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Group of nil and RMB 78 as of December 31, 2020 and 2021, respectively)	¥ 206,303	$ 32,373	¥ 311,910
Common stock, par value | $ / shares		$ 0.00001
Common stock, shares authorized | shares	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares designated | shares	3,039,147,394	3,039,147,394	3,039,147,394
Variable Interest Entity Primary Beneficiary
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB 6,892 and RMB 11,765 as of December 31, 2020 and 2021, respectively)	¥ 11,765		¥ 6,892
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB 6,156 and RMB 14,262 as of December 31, 2020 and 2021, respectively)	14,262		6,156
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB 929 and RMB 1,005 as of December 31, 2020 and 2021, respectively)	1,005		929
Lease liabilities due within one year (including lease liabilities of the consolidated VIEs without recourse to the Group of nil and RMB 74 as of December 31, 2020 and 2021, respectively)	74
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Group of nil and RMB 78 as of December 31, 2020 and 2021, respectively)	78
Variable Interest Entity Primary Beneficiary | Without Recourse
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB 6,892 and RMB 11,765 as of December 31, 2020 and 2021, respectively)	11,765		6,892
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB 6,156 and RMB 14,262 as of December 31, 2020 and 2021, respectively)	14,262		6,156
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB 42,874 and RMB 18,727 as of December 31, 2020 and 2021, respectively)	18,727		42,874
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB 929 and RMB 1,005 as of December 31, 2020 and 2021, respectively)	1,005		929
Lease liabilities due within one year (including lease liabilities of the consolidated VIEs without recourse to the Group of nil and RMB 74 as of December 31, 2020 and 2021, respectively)	74
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Group of nil and RMB 78 as of December 31, 2020 and 2021, respectively)	¥ 78
Class A Ordinary Shares
Common stock, shares authorized | shares	6,000,000,000	6,000,000,000	6,000,000,000
Common stock, shares issued | shares	1,938,303,919	1,938,303,919	1,736,321,157
Common stock, shares outstanding | shares	1,789,239,887	1,789,239,887	1,586,957,585
Class B Ordinary Shares
Common stock, shares authorized | shares	960,852,606	960,852,606	960,852,606
Common stock, shares issued | shares	758,869,844	758,869,844	960,852,606
Common stock, shares outstanding | shares	737,513,429	737,513,429	939,496,191